UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	October 16, 2002

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP COM         COM              032511107      624    14000 SH       SOLE                    14000
CHARTER ONE FINL INC COM       COM              160903100     1135    38188 SH       SOLE                                      38188
CHECKFREE CORP NEW             COM              162813109     5548   487500 SH       SOLE                   482500              5000
CHEVRONTEXACO CORP COM         COM              166764100      554     8000 SH       SOLE                     8000
CONOCOPHILLIPS COM             COM              20825C104      416     9000 SH       SOLE                     9000
EL PASO CORP COM               COM              28336L109      237    28637 SH       SOLE                                      28637
IMAX CORP                      COM              45245E109     1911   420000 SH       SOLE                   420000
LIBERTY MEDIA CORP NEW COM SER COM              530718105      465    64700 SH       SOLE                                      64700
MERCURY GENERAL CORP           COM              589400100     1387    32400 SH       SOLE                                      32400
MILESTONE SCIENTIFIC COM       COM              59935P100      166   555000 SH       SOLE                   555000
NATIONAL-OILWELL INC COM       COM              637071101      252    13000 SH       SOLE                                      13000
NETBANK INC COM                COM              640933107      482    46300 SH       SOLE                    46300
SCHERING PLOUGH CORP           COM              806605101      213    10000 SH       SOLE                                      10000
TEXAS INSTRS INC COM           COM              882508104      266    18000 SH       SOLE                    15000              3000
THERMOGENESIS CORP COM NEW     COM              883623209       29    20000 SH       SOLE                    20000
WASTE MGMT INC DEL COM         COM              94106L109      413    17700 SH       SOLE                                      17700